UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sector Omega ASA

Address:   Filipstad Brygge 2, P.O. Box 1994 Vika
           Oslo, Norway 0125


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tonje Vegarud
Title:  Head of Settlements
Phone:  +47 23012909

Signature,  Place,  and  Date  of  Signing:

/s/ Tonje Vegarud                  Oslo, Norway                       11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      214,568
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM               032511107    66224  1055696 SH       SOLE       NONE     1055696      0    0
TRANSOCEAN LTD               REG SHS           H8817H100    48282   564500 SH       SOLE       NONE      564500      0    0
NEWFIELD EXPL CO             COM               651290108    43739  1027700 SH       SOLE       NONE     1027700      0    0
QUICKSILVER RESOURCES INC    COM               74837R104    18758  1321918 SH       SOLE       NONE     1321918      0    0
CHEVRON CORP NEW             COM               166764100     6853    97300 SH       SOLE       NONE       97300      0    0
SEAHAWK DRILLING INC         COM               81201R107     4173   134218 SH       SOLE       NONE      134218      0    0
BP PLC                       SPONSORED ADR     055622104     3705    69600 SH       SOLE       NONE       69600      0    0
NATIONAL OILWELL VARCO INC   COM               637071101     2295    53200 SH       SOLE       NONE       53200      0    0
MURPHY OIL CORP              COM               626717102     2026    35200 SH       SOLE       NONE       35200      0    0
DIANA SHIPPING INC           COM               Y2066G104     1885   145000 SH       SOLE       NONE      145000      0    0
CONOCOPHILLIPS               COM               20825C104     1829    40490 SH       SOLE       NONE       40490      0    0
CHESAPEAKE ENERGY CORP       COM               165167107     1698    59800 SH       SOLE       NONE       59800      0    0
ROWAN COS INC                COM               779382100     1573    68200 SH       SOLE       NONE       68200      0    0
PLAINS EXPL& PRODTN CO       COM               726505100     1444    52200 SH       SOLE       NONE       52200      0    0
ULTRA PETROLEUM CORP         COM               903914109     1361    27800 SH       SOLE       NONE       27800      0    0
SMITH INTL INC               COM               832110100     1303    45400 SH       SOLE       NONE       45400      0    0
HESS CORP                    COM               42809H107     1117    20900 SH       SOLE       NONE       20900      0    0
HELIX ENERGY SOLUTIONS GRP I COM               42330P107      923    61600 SH       SOLE       NONE       61600      0    0
FOREST OIL CORP              COM PAR $0.01     346091705      906    46300 SH       SOLE       NONE       46300      0    0
TIDEWATER INC                COM               886423102      692    14700 SH       SOLE       NONE       14700      0    0
CAMERON INTERNATIONAL CORP   COM               13342B105      681    18000 SH       SOLE       NONE       18000      0    0
APACHE CORP                  COM               037411105      680     7400 SH       SOLE       NONE        7400      0    0
XTO ENERGY INC               COM               98385X106      674    16300 SH       SOLE       NONE       16300      0    0
HERCULES OFFSHORE INC        COM               427093109      670   136500 SH       SOLE       NONE      136500      0    0
MCDERMOTT INTL INC           COM               580037109      667    26400 SH       SOLE       NONE       26400      0    0
SPDR SERIES TRUST            S&P OILGAS EXP    78464A730      410    10600 SH       SOLE       NONE       10600      0    0